Goodwill	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Goodwill Abstract
Goodwill

13. Goodwill

	2022 (As Restated)	2021 (As Restated)
	$	$
Balance, beginning of year	15,594,929	15,576,762
Disposal of Eden Games	(345,150)	-
Acquisition of SideQik	-	2,900,193
Impairment of SideQik	-	(2,900,193)
Effect of foreign exchange	(49,591)	18,167
Balance, end of year	15,200,188	15,594,929

a)	Frankly

The Company tested the Frankly CGU goodwill balance of $14,895,595 (2021 - $14,895,595) as of August 31, 2022, for impairment. When assessing whether or not there is an impairment, the recoverable amount of the CGU was determined based on a value in use calculation. The calculation used a five-year projected and terminal period debt-free cash flow model discounted to present value using a discount rate of 21.0% (pre-tax 28.3%), tax rate of 26% and a long-term growth rate of 3%. The recoverable value of $24,500,000 was concluded after making adjustments to the discounted cash flow model for cash or any other non-operating assets or liabilities as of the measurement date. The concluded recoverable value was then compared to carrying value of the CGU. The results of the assessment indicated that the fair value of the Frankly CGU exceeded its carrying value by 43.6% and no impairment charge was determined to be necessary.

b)	Sideqik

During the year ended August 31, 2021, the Company conducted a comprehensive review of its forecasts, considering various factors, including changes in market conditions and business outlook. The outcome of this review led to a revision of the forecasts associated with Sideqik.

As a result of the revised forecasts, the company recognized impairment losses on intangible assets and goodwill as of the acquisition date. This impairment reflects the updated assessment of the recoverable amounts, which are now lower than the carrying amounts.

The impairment losses recognized have been recognized in the consolidated statement of loss and comprehensive loss. For the year ended August 31, 2021, the breakdown of impairment losses between intangible assets and goodwill was 1,419,662 and 2,900,193, respectively. As the resulting fair value less cost to sell was determined to be $0, the impairment losses were limited to the lesser of the carrying value of the Sideqik CGU or the intangible assets and goodwill as of the measurement date.

c)	Stream Hatchet

The Company tested the Stream Hatchett goodwill balance of $304,593 (2021 - $335,650) as of August 31, 2022. The recoverable amounts for the Stream Hatchet CGU below were based on fair value less costs of disposal, estimated using a guideline public company method which is a market-based approach. The fair value measurement was categorized as a Level 3 fair value based on inputs in the valuation technique used.

Revenue multiples from publicly traded companies operating within the same industry and location and having similar business activities to the Company were utilized, after adjusting for differences in size, margins and growth rates when compared to the Company and Stream Hatchet. These adjusted multiples of 2.5x for Stream Hatchet were applied to the financial metrics of the CGU to determine indicative enterprise values. Recoverable amounts were determined after an adjustment for costs of disposal, estimated at 5% of indicative enterprise values. No impairment charge was determined to be necessary for the Stream Hatchet CGU.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

12. Goodwill

	Aug 31, 2021 (As Restated)	Aug 31, 2020 (As Restated)
	$	$

Balance, beginning of year	15,576,762	651,354
Acquisition of UMG	-	3,209,045
Impairment of UMG	-	(3,209,045)
Acquisition of Frankly	-	14,895,595
Acquisition of SideQik	2,900,193	-
Impairment of SideQik	(2,900,193)	-
Effect of foreign exchange	18,167	29,813
Balance, end of year	15,594,929	15,576,762

a)	Frankly

The Company tested the Frankly CGU goodwill balance of $14,895,595 (2020 - $14,895,595) as of August 31, 2021, for impairment. When assessing whether or not there is an impairment, the recoverable amount of the CGU was determined based on a value in use calculation. The calculation used a ten-year projected and discounted cash flow model using a discount rate of 20.5% and a long-term growth rate of 3%. The recoverable value was concluded after making adjustments to the discounted cash flow model for cash or any other non-operating assets or liabilities as of the measurement date. The concluded recoverable value was then compared to carrying value of the CGU. No impairment charge was determined to be necessary.

The recoverable amounts for the Stream Hatchet, and Eden Games CGUs below were based on fair value less costs of disposal, estimated using a guideline public company method which is a market-based approach. The fair value measurement was categorized as a Level 3 fair value based on inputs in the valuation technique used.

Revenue multiples from publicly traded companies operating within the same industry and location and having similar business activities to the Company were utilized, after adjusting for differences in size, margins and growth rates when compared to the Company and its CGUs. These adjusted multiples of 3x for Stream Hatchet and 3.5x for Eden Games were applied to the financial metrics of the CGU to determine indicative enterprise values. Recoverable amounts were determined after an adjustment for costs of disposal, estimated at 5% of indicative enterprise values. No impairment charge was determined to be necessary for the Stream Hatchet and Eden Games CGUs.

b)	UMG

During the year ended August 31, 2020, the Company conducted a comprehensive review of its forecasts, considering various factors, including changes in market conditions and business outlook. The outcome of this review led to a revision of the forecasts associated with UMG.

As a result of the revised forecasts, the company recognized impairment losses on intangible assets and goodwill as of the acquisition date. This impairment reflects the updated assessment of the recoverable amounts, which are now lower than the carrying amounts.

The impairment losses recognized have been recognized in the consolidated statement of loss and comprehensive loss. For the year ended August 31, 2020, the breakdown of impairment losses between intangible assets and goodwill was $719,706 and $3,209,045, respectively. As the resulting fair value less cost to sell was determined to be $0, the impairment losses were limited to the lesser of the carrying value of the UMG CGU or the intangible assets and goodwill as of the measurement date. Intangible assets were further impaired as of August 31, 2021 for $385,231. The results for UMG are reflected in the Company’s Gaming segment.

c)	Sideqik

During the year ended August 31, 2021, the Company conducted a comprehensive review of its forecasts, considering various factors, including changes in market conditions and business outlook. The outcome of this review led to a revision of the forecasts associated with Sideqik.

As a result of the revised forecasts, the company recognized impairment losses on intangible assets and goodwill as of the acquisition date. This impairment reflects the updated assessment of the recoverable amounts, which are now lower than the carrying amounts.

The impairment losses recognized have been recognized in the consolidated statement of loss and comprehensive loss. For the year ended August 31, 2021, the breakdown of impairment losses between intangible assets and goodwill was 1,419,662 and 2,900,193, respectively. As the resulting fair value less cost to sell was determined to be $0, the impairment losses were limited to the lesser of the carrying value of the Sideqik CGU or the intangible assets and goodwill as of the measurement date.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)